Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory income tax rate					$ 534	$ 3,665	$ 4,068
State income tax expense, net of federal income tax benefit					804	(388)	(180)
Income passed through to common unit holders and noncontrolling interests					(36)	(2)	(2,985)
Permanent differences					(66)	(201)	(1,410)
Valuation allowance					8,887	(12,725)	(407)
Effect of the Tax Cuts and Jobs Act					0	(303)	0
Other					241	231	134
Total income tax (expense) benefit	$ (426)	$ (1,605)	$ (1,726)	$ (2,311)	$ 10,364	$ (9,723)	$ (780)